Consolidated Balance Sheets - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Current assets:
Cash and cash equivalents	$ 7,360,000	$ 895,000
Accounts receivable	593,000	6,000
Inventory	1,549,000	131,000
Prepaid expenses and other current assets	1,615,000	923,000
Total current assets	11,117,000	1,955,000
Property and equipment, net	239,000	187,000
Other assets	138,000	156,000
Total assets	11,494,000	2,298,000
Current liabilities:
Accounts payable	1,432,000	416,000
Accrued liabilities	1,293,000	223,000
Note payable	4,833,000	2,500,000
Total liabilities	$ 7,558,000	$ 3,139,000
Commitments and contingences (Note 7)
Stockholders’ equity (deficit):
Preferred stock, no par value; unlimited shares authorized; no shares issued and outstanding as of December 31, 2015 and 2014
Common stock and paid-in capital, no par value; unlimited shares authorized as of December 31, 2015 and 2014; 7,490,288 and 2,293,057 shares issued and outstanding as of December 31, 2015 and 2014, respectively	$ 52,447,000	$ 35,244,000
Accumulated deficit	(48,511,000)	(36,085,000)
Total stockholders’ equity (deficit)	3,936,000	(841,000)
Total liabilities and stockholders’ equity (deficit)	$ 11,494,000	$ 2,298,000